Business Combination (Tables) - ColdQuanta Inc dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2024
Business Combination [Line Items]
Schedule of business combination recognized identifiable assets acquired and liabilities assumed
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date (in thousands):

January 25, 2024
Net initial cash payment	$2,627
Common stock	436
Contingent consideration	430
Other payments and adjustments	453

Purchase Consideration	$3,946

Assets:
Cash and cash equivalents	$40
Accounts receivable	46
Prepaid expenses and other current assets	13

Total Current Assets	99
Property and equipment	32
Intangible assets	2,310
Goodwill	1,533
Other assets	3

Total Assets Acquired	3,977
Accrued liabilities	31

Total Current Liabilities	31

Total Net Assets Acquired	$3,946

Schedule of business combination recognized identifiable intangiable assets acquired
The following table summarizes the intangible assets acquired by class (in thousands):

	Amount (January 25, 2024)	Estimated Useful Life (years)
Customer contracts	$61	1
In-process research & development	2,249	Indefinite

	$2,310

Schedule of business combination recognized identifiable non current assets acquired	The following table summarizes the non-current assets acquired by class (in thousands):

Amount (January 25, 2024)
Property and equipment	$32
Other long-term assets	3

$35